ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Accounts payable and accrued liabilities	$ 8,590	$ 8,590	$ 7,178	$ 7,178
Trade Payables [Member]
Statement [Line Items]
Accounts payable and accrued liabilities		3,179		2,513
Payables in MLJV and MWJV [Member]
Statement [Line Items]
Accounts payable and accrued liabilities		4,316		3,719
Other Payables [Member]
Statement [Line Items]
Accounts payable and accrued liabilities		$ 1,095		$ 946